Note 13 - Income Taxes - Deferred Tax Assets (Liabilities) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Net operating loss carryforwards	$ 2,948,281	$ 56,202,470
Stock-based compensation	2,931,251	2,426,886
Intangible assets	1,261,696	2,481,960
Debt discount	984,422	695,259
Allowance for doubtful accounts	25,281	37,145
Other	532,040	1,388,166
Total deferred tax assets	8,682,971	63,231,886
Valuation allowance	(7,676,293)	(61,340,847)
Deferred tax assets, net of valuation allowance	1,006,678	1,891,039
Deferred tax liabilities
Depreciation	(1,006,678)	(1,891,039)
Intangible assets	(420,437)	(363,774)
Total deferred tax liabilities	(1,427,115)	(2,254,813)
Net deferred tax liabilities	$ (420,437)	$ (363,774)